Taxation (Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
TAXATION [Abstract]
Net operating loss from operations	$ 29,694	$ 40,788
Intangible assets	2,393	3,308
Accrued salary and benefits	3,557	4,678
Others	5,052	1,162
Total deferred tax assets	40,696	49,936
Less: Valuation allowance	(32,744)	(32,534)
Net deferred tax assets	7,952	17,402
Deferred tax liability
Withholding tax related to distribution of dividend	26,002	24,884
VAT refund	3,334	3,616
Net deferred tax liabilities	$ 29,336	28,500
Reclassified to noncurrent deferred tax assets		4,700
Reclassified to noncurrent deferred tax liabilities		$ 24,900